Variable Annuities Issued by Minnesota Life

Supplement dated May 1, 2026 to the last effective prospectus for the following variable annuity:

•	W&R Advisors Retirement Builder II Variable Annuity

Effective December 1, 2025, the following Macquarie Funds were renamed by replacing “Macquarie” with “Nomura”:

Previous Fund Name	New Fund Name
Macquarie VIP Asset Strategy Series – Service Class Shares	Nomura VIP Asset Strategy Series – Service Class Shares
Macquarie VIP Balanced Series – Service Class Shares	Nomura VIP Balanced Series – Service Class Shares
Macquarie VIP Core Equity Series – Service Class Shares	Nomura VIP Core Equity Series – Service Class Shares
Macquarie VIP Corporate Bond Series – Service Class Shares	Nomura VIP Corporate Bond Series – Service Class Shares
Macquarie VIP Global Growth Series – Service Class Shares	Nomura VIP Global Growth Series – Service Class Shares
Macquarie VIP Growth Series – Service Class Shares	Nomura VIP Growth Series – Service Class Shares
Macquarie VIP High Income Series – Service Class Shares	Nomura VIP High Income Series – Service Class Shares
Macquarie VIP International Core Equity Series – Service Class Shares	Nomura VIP International Core Equity Series – Service Class Shares
Macquarie VIP Limited-Term Bond Series – Service Class Shares	Nomura VIP Limited-Term Bond Series – Service Class Shares
Macquarie VIP Mid Cap Growth Series – Service Class Shares	Nomura VIP Mid Cap Growth Series – Service Class Shares
Macquarie VIP Natural Resources Series – Service Class Shares	Nomura VIP Natural Resources Series – Service Class Shares
Macquarie VIP Pathfinder Aggressive Series – Service Class Shares	Nomura VIP Pathfinder Aggressive Series – Service Class Shares
Macquarie VIP Pathfinder Conservative Series – Service Class Shares	Nomura VIP Pathfinder Conservative Series – Service Class Shares

F111838 05-2026

Macquarie VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares	Nomura VIP Pathfinder Moderate – Managed Volatility Series – Service Class Shares
Macquarie VIP Pathfinder Moderate Series – Service Class Shares	Nomura VIP Pathfinder Moderate Series – Service Class Shares
Macquarie VIP Pathfinder Moderately Aggressive Managed Volatility Series – Service Class Shares	Nomura VIP Pathfinder Moderately Aggressive Managed Volatility Series – Service Class Shares
Macquarie VIP Pathfinder Moderately Aggressive Series – Service Class Shares	Nomura VIP Pathfinder Moderately Aggressive Series – Service Class Shares
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series – Service Class Shares	Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series – Service Class Shares
Macquarie VIP Pathfinder Moderately Conservative Series – Service Class Shares	Nomura VIP Pathfinder Moderately Conservative Series – Service Class Shares
Macquarie VIP Science and Technology Series – Service Class Shares	Nomura VIP Science and Technology Series – Service Class Shares
Macquarie VIP Small Cap Growth Series – Service Class Shares	Nomura VIP Small Cap Growth Series – Service Class Shares
Macquarie VIP Smid Cap Core Series – Service Class Shares	Nomura VIP Smid Cap Core Series – Service Class Shares
Macquarie VIP Value Series – Service Class Shares	Nomura VIP Value Series – Service Class Shares

The name of the Trust was not changed and currently remains “Ivy Variable Insurance Portfolios”.

For additional information on the above funds, please consult the individual fund prospectuses.

Please retain this supplement for future reference

F111838 05-2026